Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Balances and Transactions
Note 20 - Related Party Balances and Transactions

Related party balances and transactions are with related companies and principal shareholders. Yehuda Zisapel, who passed away in March 2024, was a shareholder of the Company. Zohar Zisapel who passed away in May 2023, was the former Chairman of the Board of Directors of the Company and a principal shareholder. Since May 2023, the entities of the RAD-BYNET group are no longer considered related parties to Ceragon. Yehuda and Zohar Zisapel were brothers who did not have a voting agreement between them. Jointly or severally, they were also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems infrastructure, administrative services, and medical insurance, as well as in connection with logistics services; the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $0 thousand, $0 thousand and $941 thousand in 2025, 2024 and 2023, respectively.

The Company has an OEM arrangement with RADWIN, a member of RAD-BYNET group, according to which the Company purchases RADWIN products that are then resold to the Company's customers. In addition, the Company purchases certain inventory components from other members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $0 thousand, $0 thousand, and $104 thousand for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company purchases certain property and equipment from members of the RAD- BYNET group, the aggregate purchase price of these assets was approximately $0 thousand, $0 thousand, and $37 thousand for the years ended December 31, 2025, 2024 and 2023, respectively.

Transactions with related parties:

	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Revenues	-	-	77
Cost of revenues	-	-	295
Research and development expenses	-	-	3
Sales and marketing expenses	-	-	252
General and administrative expenses	-	-	495
Purchase of property and equipment	-	-	37